Reverse takeover transaction with NCAC	12 Months Ended
Mar. 31, 2024
Reverse takeover transaction with NCAC
Reverse takeover transaction with NCAC

5. Reverse takeover transaction with NCAC

On January 25, 2024 the Company completed the RTO Transaction (See Note 1). As disclosed in Note 4, the RTO Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NCAC is a non-operating entity that does not meet the definition of a business under IFRS 3. The excess of the consideration paid over the net liability acquired together with any transaction costs incurred for the Transaction is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments. The fair value of the consideration paid was determined by the closing trading price ($359.25/share) ($4.79/share pre-share consolidation) of the NCAC’s common shares listed on the NASDAQ on January 25, 2024. This was initially estimated by the Company as the opening trading price ($266.255/share) ($3.55/share pre-share consolidation) of the Company’s common shares listed on the NASDAQ on January 26, 2024.

Accordingly, upon consummation of the BCA the Company issued 103,929 common shares in exchange for the outstanding ordinary shares held by NCAC stockholders.

The calculation of listing expenses is as follows:

Listing
Expense
Consideration paid:
Shares issued to NCAC shareholders	103,929
Total consideration shares issued	103,929
Fair value of the common shares	$359.25
Deemed consideration amount for the common shares issued	$37,336,416

Net identifiable liabilities acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(2,136,505)
NCAC promissory note (Note 11)	$(1,413,529)
Derivative warrant liabilities (Note 10)	$(595,358)
Net liabilities acquired	$4,145,189

Listing expense	$41,481,605

The listing expense has been included in the consolidated statements of net loss and comprehensive loss.

Transaction expenses included in the consolidated statements of net loss and comprehensive loss are others costs of $2,461,025 in connection with the RTO Transaction composed of legal, banking, professional fees and costs related to the settlement of carved-out assets and liabilities from Psyence Group. Some payments to brokers and advisors were in the Company’s shares upon RTO at the closing trading price on January 25, 2024 (Refer Note 12).

The change in the estimate of the share price used to determine the fair value of consideration paid resulted in an increase to listing expense by $9,483,945 from the amount previously reported.